UNITED STATES
                            SECURITIES AND EXCHANGE
                                  COMMISSION
                                 Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2008

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:

            This Amendment (Check only one.): [ ] is a restatement,
                        [ ] adds new holdings entries.

      Institutional Investment Manager Filing this Report: Goodwood Inc.

                              NAME: GOODWOOD INC.
                        212 King Street West, Suite 201
                                  Toronto, ON
                                CANADA M5H 1K5

                        Form 13F File Number: 028-12036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Curt S. Cumming
Title:  Chief Financial Officer
Phone (416) 203-2022

SIGNATURE, PLACE, AND DATE OF SIGNING:


         /s/ Curt S. Cumming        Toronto, Ontario        February 13, 2009
        ----------------------  -----------------------   ----------------------
             [Signature]             [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:




FORM 13F SUMMARY PAGE

         Report Summary:

         Number of Other Included Managers:       0

         Form 13F Information Table Entry Total:  6

         Form 13F Information Table Value Total:  US $25,515 (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              N/A

                                                    FORM 13F INFORMATION TABLE

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|                   |          |            |            |             |      |      |           |           |   VOTING    |
|                   |          |            |            |             |      |      |           |           |  AUTHORITY  |
|                   | TITLE OF |            |   VALUE    | SHARES OR   | SH/  | PUT/ | INVESTMENT|   OTHER   | SOLE/SHARED/|
|  NAME OF ISSUER   |   CLASS  |    CUSIP   |  (X $1000) |  PRN AMT    | PRN  | CALL | DISCRETION|  MANAGERS |     NONE    |
|-------------------|----------|------------|------------|-------------|------|------|-----------|-----------|-------------|
|AGILYSYS INC       | COMMON   | 00847J105  |   4,439    | 1,034,764   |  SH  |      |    SOLE   |           |  1,034,764  |
|-------------------|----------|------------|------------|-------------|------|------|-----------|-----------|-------------|
|CENVEO INC         | COMMON   | 15670S105  |   9,381    | 2,108,000   |  SH  |      |    SOLE   |           |  2,108,000  |
|-------------------|----------|------------|------------|-------------|------|------|-----------|-----------|-------------|
|GAIAM INC          | CL A     | 36268Q103  |   2,742    |   593,565   |  SH  |      |    SOLE   |           |    593,565  |
|-------------------|----------|------------|------------|-------------|------|------|-----------|-----------|-------------|
|GREAT ATLANTIC &   | COMMON   | 390064103  |   5,755    |   917,800   |  SH  |      |    SOLE   |           |    917,800  |
|PACIFIC TEA INC    |          |            |            |             |      |      |           |           |             |
|-------------------|----------|------------|------------|-------------|------|------|-----------|-----------|-------------|
|MANULIFE           | COMMON   | 56501R106  |   1,304    |    76,600   |  SH  |      |    SOLE   |           |     76,600  |
|FINANCIAL CORP     |          |            |            |             |      |      |           |           |             |
|-------------------|----------|------------|------------|-------------|------|------|-----------|-----------|-------------|
|TECK COMINCO       | CL B     | 878742204  |   1,894    |   385,000   |  SH  |      |    SOLE   |           |    385,000  |
|LIMITED            |          |            |            |             |      |      |           |           |             |
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